Income Taxes	12 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES

On December 22, 2017, the U.S. Government enacted significant new tax legislation (the “Tax Act”). For businesses, the Tax Act reduces the corporate federal tax rate from a maximum of 35% to a flat 21% rate. The corporate tax rate reduction was effective January 1, 2018. Because the Company has a fiscal year end of September 30, the reduced corporate tax rate resulted in the application of a blended federal statutory tax rate of 24.53% for its fiscal year 2018 and then 21% thereafter.

Under generally accepted accounting principles, the Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.
The table below provides a summary of the Company's tax assets and liabilities, including deferred tax assets and deferred tax liabilities by major source. Deferred tax balances represent temporary differences between the financial statement and corresponding tax treatment of income, gains, losses, deductions or credits.

	September 30, 2018	September 30, 2017
	(In thousands)
Deferred tax assets
Loan loss reserves	$31,055	$50,411
REO reserves	518	1,693
Non-accrual loan interest	877	2,262
FDIC assisted transactions	—	12,236
Federal and state tax credits	1,074	3,939
Deferred compensation	3,165	3,037
Stock based compensation	1,677	2,259
Other	1,747	1,274
Total deferred tax assets	40,113	77,111
Deferred tax liabilities
FHLB stock dividends	14,941	24,135
Valuation adjustment on available-for-sale securities and cash flow hedges	2,442	2,914
Loan origination fees and costs	9,285	13,643
Premises and equipment	23,429	35,950
Other	1,828	2,145
Total deferred tax liabilities	51,925	78,787
Net deferred tax asset (liability)	(11,812)	(1,676)
Current tax asset (liability)	13,616	(3,920)
Net tax asset (liability)	$1,804	$(5,596)

The table below presents a reconciliation of the statutory federal income tax rate to the Company's effective income tax rate.

Year ended September 30,	2018	2017	2016
Statutory income tax rate	25%	35%	35%
State income tax	2	1	1
Impact of change in Federal income tax rate	(2)	—	—
Other differences	(4)	(4)	(2)
Effective income tax rate	21%	32%	34%

The following table summarizes the Company's income tax expense (benefit) for the respective periods.

Year ended September 30,	2018	2017	2016
	(In thousands)
Federal:
Current	$40,314	$87,804	$57,173
Deferred	8,952	(10,142)	21,961
	49,266	77,662	79,134
State:
Current	$4,243	$4,991	$3,600
Deferred	(116)	31	1,351
	4,127	5,022	4,951
Total
Current	44,557	92,795	60,773
Deferred	8,836	(10,111)	23,312
	$53,393	$82,684	$84,085

Based on current information the Company does not expect that changes in the amount of unrecognized tax benefits over the next 12 months will have a significant impact on its results of operations or financial position. The Company's liability for uncertain tax positions was $2,679,000 as of September 30, 2018, and $104,000 as of September 30, 2017. These amounts, if recognized, would affect the Company's effective tax rate. The Company records interest and penalties related to uncertain tax positions in income tax expense.
The Company's federal income tax returns are open and subject to potential examination by the IRS for fiscal years 2015 and later. State income tax returns are generally subject to examination for a period of three to five years after filing of the respective return. The state impact of any federal changes remains subject to examination by various states for a period of up to two years after formal notification to the states.